Retirement Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Non-elective annual employer contribution, percentage of participants' eligible earnings	3.00%
Pension expenses	$ 21.2	$ 18.9	$ 17.4